Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	5.06273%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,523,768.77

Principal:
Principal Collections	$31,510,937.79
Prepayments in Full	$14,122,725.07
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$45,633,662.86
Collections	$52,157,431.63

Purchase Amounts:
Purchase Amounts Related to Principal	$206,889.41
Purchase Amounts Related to Interest	$973.26
Sub Total	$207,862.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,365,294.30

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,365,294.30
Servicing Fee	$1,402,807.70	$1,402,807.70	$0.00	$0.00	$50,962,486.60
Interest - Class A-1 Notes	$1,012,880.00	$1,012,880.00	$0.00	$0.00	$49,949,606.60
Interest - Class A-2a Notes	$1,195,873.50	$1,195,873.50	$0.00	$0.00	$48,753,733.10
Interest - Class A-2b Notes	$421,894.17	$421,894.17	$0.00	$0.00	$48,331,838.93
Interest - Class A-3 Notes	$1,569,244.00	$1,569,244.00	$0.00	$0.00	$46,762,594.93
Interest - Class A-4 Notes	$310,822.00	$310,822.00	$0.00	$0.00	$46,451,772.93
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,451,772.93
Interest - Class B Notes	$147,689.13	$147,689.13	$0.00	$0.00	$46,304,083.80
Second Priority Principal Payment	$10,652,028.48	$10,652,028.48	$0.00	$0.00	$35,652,055.32
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$35,652,055.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,652,055.32
Regular Principal Payment	$319,347,971.52	$35,652,055.32	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,365,294.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$10,652,028.48
Regular Principal Payment					$35,652,055.32
Total					$46,304,083.80

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$46,304,083.80	$140.32	$1,012,880.00	$3.07	$47,316,963.80	$143.39
Class A-2a Notes	$0.00	$0.00	$1,195,873.50	$2.93	$1,195,873.50	$2.93
Class A-2b Notes	$0.00	$0.00	$421,894.17	$3.38	$421,894.17	$3.38
Class A-3 Notes	$0.00	$0.00	$1,569,244.00	$2.95	$1,569,244.00	$2.95
Class A-4 Notes	$0.00	$0.00	$310,822.00	$2.98	$310,822.00	$2.98
Class B Notes	$0.00	$0.00	$147,689.13	$3.12	$147,689.13	$3.12
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$46,304,083.80	$29.33	$4,658,402.80	$2.95	$50,962,486.60	$32.28

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$330,000,000.00	1.0000000	$283,695,916.20	0.8596846
Class A-2a Notes	$407,800,000.00	1.0000000	$407,800,000.00	1.0000000
Class A-2b Notes	$125,000,000.00	1.0000000	$125,000,000.00	1.0000000
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,578,940,000.00	1.0000000	$1,532,635,916.20	0.9706739

Pool Information
Weighted Average APR	4.790%	4.794%
Weighted Average Remaining Term	57.19	56.36
Number of Receivables Outstanding	41,794	41,324
Pool Balance	$1,683,369,242.22	$1,637,528,478.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,578,947,427.89	$1,536,717,971.52
Pool Factor	1.0000000	0.9727684

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$100,810,507.14
Targeted Overcollateralization Amount	$132,389,455.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$104,892,562.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		23	$211.29
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$211.29
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0002%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0002%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		23	$211.29
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$211.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$9.19
Average Net Loss for Receivables that have experienced a Realized Loss			$9.19

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.33%	118	$5,435,151.12
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.33%	118	$5,435,151.12

Repossession Inventory:
Repossessed in the Current Collection Period		2	$113,489.67
Total Repossessed Inventory		2	$113,489.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0000%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0000%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	1

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	104	$5,441,003.52
2 Months Extended	144	$7,282,991.38
3+ Months Extended	13	$659,311.78

Total Receivables Extended	261	$13,383,306.68
IX. CREDIT RISK RETENTION INFORMATION

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(in millions)	(as a percentage)

Class A Notes	$1,500.0	91.8%
Class B Notes	47.4	2.9
Class C Notes	19.9	1.2
Residual Interest	67.3	4.1

Total	$1,634.6	100.0%

The Depositor must retain a Retained Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $81.7 million, according to the Regulation RR.
X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

XI. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer